COMMON SHARES	12 Months Ended
Dec. 31, 2016
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2014	757,114	15,205
Issuance of common shares for cash	22,365	1,115
Outstanding at December 31, 2014	779,479	16,320
Outstanding at December 31, 2015	779,479	16,320
Issuance of common shares for cash	79,656	4,661
Outstanding at December 31, 2016	859,135	20,981

Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
On June 28, 2016, the Company issued 43.3 million common shares to TransCanada. The proceeds of approximately $2.5 billion were used to finance the acquisition of Columbia.
In November 2016, the Company issued 33.6 million common shares to TransCanada. The proceeds of approximately $2.0 billion were used to partially repay the Acquisition Bridge Facility.
In December 2016, the Company issued an additional 2.8 million common shares to TransCanada for proceeds of $175 million.
Restrictions on Dividends
Certain terms of the Company's debt instruments can limit the amount of dividends the Company can pay on preferred and common shares. At December 31, 2016 these terms limit the Company from paying dividends in excess of $9.7 billion (2015 – $4.1 billion ; 2014 – $8.7 billion). Under the agreements, TCPL can adjust this limit throughout the year if required, at its sole discretion, without incurring significant costs.
Stock Option Plan
Certain key employees, including officers, are granted stock options from TransCanada to purchase common shares at the market price on the grant date. Stock options vest equally over three years, beginning on the first anniversary of the grant date, and expire after seven years.
TransCanada used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2016	2015	2014

Weighted average fair value	$5.67	$6.45	$5.54
Expected life (years)	5.8	5.8	6.0
Interest rate	0.7%	1.1%	1.8%
Volatility[1]	21%	18%	17%
Dividend yield	4.9%	3.7%	3.8%
Forfeiture rate	5%	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional paid-in capital, was $15 million in 2016 (2015 – $13 million; 2014 – $7 million).
The following table summarizes additional stock option information:

year ended December 31	2016	2015	2014
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	31	10	21
Fair value of options that have vested	126	91	95
Total options vested	2.1 million	2.0 million	1.7 million

As at December 31, 2016, the aggregate intrinsic value of the total options exercisable was $86 million and the total intrinsic value of options outstanding was $130 million.